Allowance for Loan and Lease Losses (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Allowance for Loan and Lease Losses
The ALLL activity for loans and leases is summarized in the following table.

Allowance for Loan and Lease Losses

dollars in millions	Year Ended December 31, 2023				Year Ended December 31, 2022
	Commercial	Consumer	SVB	Total	Commercial	Consumer	SVB	Total
Balance at beginning of period	$789	$133	$—	$922	$80	$98	$—	$178
Initial PCD ALLL	—	—	220	220	258	14	—	272
Day 2 provision for loan and lease losses	—	—	462	462	432	22	—	454
Provision (benefit) for loan and lease losses	541	27	135	703	101	(4)	—	97
Total provision for loan and lease losses	541	27	597	1,165	533	18	—	551
Charge-offs	(328)	(28)	(282)	(638)	(126)	(20)	—	(146)
Recoveries	44	14	20	78	44	23	—	67
Balance at end of period	$1,046	$146	$555	$1,747	$789	$133	$—	$922

					Year Ended December 31, 2021
					Commercial	Consumer	SVB	Total
Balance at beginning of period					$92	$133	$—	$225
Benefit for loan and lease losses					(7)	(30)	—	(37)
Charge-offs					(18)	(18)	—	(36)
Recoveries					13	13	—	26
Balance at end of period					$80	$98	$—	$178

The following table presents the components of the provision for credit losses:

Provision for Credit Losses

dollars in millions	Year Ended December 31,
	2023	2022	2021
Day 2 provision for loan and lease losses	$462	$454	$—
Provision (benefit) for loan and lease losses	703	97	(37)
Total provision (benefit) for loan and lease losses	1,165	551	(37)
Day 2 provision for off-balance sheet credit exposure	254	59	—
(Benefit) provision for off-balance sheet credit exposure	(44)	35	—
Total provision for off-balance sheet credit exposure	210	94	—
Benefit for investment securities available for sale credit losses	—	—	—
Provision (benefit) for credit losses	$1,375	$645	$(37)